Non-Interest Revenue - Summary of Disaggregation of Revenue from Business Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 280,965.9	$ 3,371.3	₨ 239,603.7	₨ 202,979.5
Retail Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	229,890.7	2,758.5	215,252.5	182,464.1
Wholesale Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	27,844.8	334.1	23,619.5	19,802.0
Treasury Services
Disaggregation of Revenue [Line Items]
Fees and commissions	414.9	5.0	731.7	713.4
Insurance services
Disaggregation of Revenue [Line Items]
Fees and commissions	0.0	0.0	0.0	0.0
Others
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 22,815.5	$ 273.7	₨ 0.0	₨ 0.0